UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08763

MH Elite Portfolio of Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

43 Highlander Drive

Scotch Plains, NJ 07076

(Address of Principal Executive Offices)  (Zip Code)

Harvey Merson

or

Jeff Holcombe

43 Highlander Drive

Scotch Plains, NJ 07076

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  800-318-7969

Date of fiscal year end: December 31

Date of reporting period: December 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Annual Report

December 31, 2016

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds	(MHELX)
MH Elite Fund of Funds	(MHEFX)
MH Elite Select Portfolio of Funds	(MHESX)
MH Elite Income Fund of Funds	(MHEIX)

Past Performance is no guarantee of future results.  The Fund’s average annual total return assumes reinvestment of all dividends and capital gain distributions.  Investment return and principal value will fluctuate so that, when redeemed, an investor’s shares may be worth more or less than their original cost.

MH Elite Portfolio of Funds Trust 43 Highlander Drive Scotch Plains, New Jersey 07076 1-800-318-7969 www.mhelite.com

Dear Fellow Shareholder:

We are pleased to present our combined 2016 annual report for MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds.

The year began with a series of worrisome developments which negatively impacted the stock market. Stocks started 2016 with the worst first 10 days in history in response to an economic slowdown in China, a crash in oil prices that fanned global economic fears and a strengthening U.S. dollar that put a dent in corporate profit growth. The stock market rebounded in March to end the first quarter in the black on improved economic data and higher oil prices. The first quarter also saw a significant shift in performance by fund categories. The worst performing fund categories in 2015, Latin American equity funds, energy, commodities and precious metals, have all enjoyed a robust start to the year. On the flip side, top performing categories in 2015 started the year in the red led by healthcare/biotech funds, technology and funds focused on Japanese stocks.

Encouraging jobs report for June and July coupled with an increase in consumer spending helped the major U.S. stock indexes reach record highs in spite of the uncertainty surrounding the; Brexit vote, European banking crisis, terror attacks overseas and at home, prospect of higher interest rates and our contentious Presidential campaigns. Financial and healthcare sector funds did not rebound with the overall market with year to date losses thru the beginning of July.

Leading up to the November election the general consensus was that a Clinton victory would be good for stocks while a Trump victory would impact the stock market negatively. So much for predictions and the polls as the Dow Jones Industrial Average rallied to its biggest weekly gain in nearly 5 years following Trump’s unexpected victory in the Presidential election. Stock prices continued to rise as investors anticipated Trump’s presidency would bring about lower taxes, less regulations and an increase in government spending, particularly as it relates to our infrastructure needs. Financial stocks reversed their trend and rallied on the expectation of higher interest rates and a roll back of Dodd-Frank regulations. Small cap stocks surged after the election on the belief that a strong dollar and potential disruption in foreign trade would most benefit smaller companies focused on the United States. Amid concerns that President Trump will restructure trade deals, emerging market stocks suffered the most following the election but still remained one of the better performing asset classes for the year.

MH Elite Small Cap Fund of Funds, our best performing fund in 2016, gained 15.96% benefiting from the small cap stock rally following the Presidential election versus the Russell 2000 Index of small cap stocks gain of 21.31%. Our underperformance compared to the index can be mostly attributed to the difference in returns between value and growth stock funds and our overall underweight in value funds. Small growth underperformed small value by almost 60% with a gain of 11% versus a 26% return for value stocks. This is the complete opposite of 2015 when growth significantly outperformed value. We also held a higher than normal allocation of cash.

When investing in multiple investing styles, performances can be misleading. For example, in the small cap growth category, PNC Multi Factor Small Cap Equity Fund had a good year relative to the small cap growth index but is hurting our relative performance as it lags the Russell 2000 Index, the benchmark index used for comparison. Fidelity Small Cap Value matched the performance of the Russell 2000 Index but actually had an off year as it trailed the small cap value index return by 30%. Long term top performing fund T. Rowe Price New Horizons was our poorest performing holding this year with a gain of only 7.8%.

We received strong performances from PIMCO SmallStocks Plus (25%), Vanguard Small Cap Value Index (24.8%), Vanguard Tax Managed Small Cap (25.7%) and Westwood Small Cap Value (28.3%) to help offset the lower returns posted by our holdings in the small growth category.

A number of changes to the portfolio were made in August and September.  Due to the manager retiring we replaced T Rowe Price Small Cap Stock with T Rowe Price QM US Small Cap Growth Equity. Underperforming funds within their respective categories, Hodges Small Cap and Homestead Small Company Stock were replaced with Mairs & Power Small Cap (Fund is now closed to new investors) and Nuveen Small Cap Value. We added Tributary Small Company and Virtus Small Cap Sustainable Growth to replace DFA US Targeted Value and Vanguard Strategic Small Cap Equity. From the sale of TFS Small Cap and Glenmede Small Cap Equity we added to our positions in Vanguard Tax Managed Small Cap and Westwood Small Cap Value and took a smaller position in Brown Advisory Small Cap Fund. We continue to search for the best mix of funds we believe will create a balanced approach to investing in small cap stocks over the long term. We try to look for consistency over 1, 3 and 5 year average annual returns.

Our diversified approach to investing means we will absorb the good with the bad. We can minimize our exposure to underperforming funds but it cannot be avoided completely. As is often mentioned, top performing funds will underperform approximately 30% of the time. We are looking into adding Exchange Traded Funds and to increase our exposure in value oriented funds.

MH Elite Fund of Funds gained 6.98%, underperforming the 12.05% gain for the Russell 1000 Index. Our underperformance can be attributed mostly to our exposure to the Health Care Sector, down 10.6%, as well as, holding onto more cash than usual, especially following the Presidential election. As was the case for the Small Cap Fund of Funds, there was a noticeable disparity in returns between mid and large cap growth funds and mid and large cap value funds. By comparison the mid and large growth category gained 6.0% and 3.2%, respectively, in 2016 while the mid and large value category gained 18.1% and 14.8%, respectively. This is a complete reversal from 2015 when growth stocks significantly outperformed value stocks. Healthcare stocks are widely held in mid and large cap growth funds contributing significantly to the disparity in returns between growth and value funds this past year. As we invest in both value and growth investing styles it is expected that our returns would naturally represent more of an average of the two investing styles.

Our worst performer by far was Fidelity Select Biotechnology with a loss of 23.7%. Another notable distractor to performance was the Nicholas Fund with a gain of less than 1 % when we sold our position in October. Cash position represented approximately 10% of assets, significantly more than usual and as such, we fell a little further behind with respect to performance when markets rallied upon the election of Donald Trump as the next President.

We have benefited from our Mid and Large Cap Value funds including DoubleLine Shiller Enhanced, with a gain of 20%, John Hancock Disciplined Mid Cap Value (15.2%), LSV Value Equity (17.6%) and Vanguard US Value (16.4%). Large Blend Fund, PIMCO RAE Fundamental Plus Fund (19.5%) also contributed nicely to our overall performance.

A number of changes to the portfolio were made in October. We sold Large Cap growth funds Clearbridge Aggressive Growth and Nicholas, mid-cap funds Vanguard Strategic Equity and Hennessey Cornerstone Mid Cap (which was being merged with another fund), Oakmark Select, T Rowe Price Value (change in manager) and T Rowe Price Media and Telecommunications

(also a change in managers and in favor of a more diversified and complimentary tech fund to the NASDAQ 100).

T Rowe Price Media and Telecommunications was replaced with T Rowe Price Global Technology, T Rowe Price Value was replaced with T Rowe Price Dividend Growth and Parnassus Core Equity was replaced with Parnassus Endeavor Institutional, which is a similar fund but with a lower expense ratio. New additions to the portfolio included a consumer defensive fund, Vanguard Consumer Staples, Vanguard Tax Managed Capital Appreciation, Lazard US Equity Concentrated and Loomis Sayles Growth.

While the return of the MH Elite Select Portfolio of Funds appears anemic to the U.S. stock market, the Fund actually outperformed many foreign markets in 2016. Our return of 2.87% was better than many Foreign Fund categories as tracked by Morningstar.  European stocks were down 1.7%, while the Morningstar fund categories Foreign Large Growth and Foreign Small/Mid Growth were negative for the year with losses of 2.1% and 3.0%. The Foreign Large Blend category had a gain of less than 1%. The Foreign Large Value category was the only developed foreign market to end the year with a gain slightly higher than our 2.87% with a gain of 3.3%. Diversified Emerging Markets were having a very good rebound year, after a rather prolonged slump, leading up to the Presidential election. Many foreign and emerging market stocks were hurt by Trump’s victory and his rhetoric to renegotiate existing trade agreements. Despite the losses following the election, Diversified Emerging Markets ended the year up 8.5%.

On the bright side, we had strong performances from our positions in energy and material stocks with gains of 28.9% from Vanguard Energy and 21.4% from Vanguard Materials Index Funds. Fidelity Select Chemicals, Alpine Global Infrastructure and FMI International also performed nicely with gains of 18%, 10.1% and 10% respectively.

A number of funds with negative returns were sold in December including Lazard International Strategic Equity, Oberweiss International Opportunities and Oppenheimer International Growth. T. Rowe Price Health Sciences was also negative for the year with a loss of over 10% and was sold along with Virtus Emerging Markets Opportunities following changes in portfolio managers. Emphasis was placed on improving our allocation to diversified emerging market funds by adding Fidelity Total Emerging Markets and Matthews Emerging Asia. We also purchased, at year end, Matthews Asia Dividend and Lazard Global Infrastructure in addition to increasing our positions in a number of holdings including FMI International, Oppenheimer International Small/Mid Co., Pimco StocksPlus International, Baron Emerging Markets, Cohen and Steers Realty Income, Fidelity Select Chemicals and Vanguard materials Index.

The fund has a target allocation to invest approximately 45% in Foreign Develop Markets, 20% in Emerging Market funds, 15% in Commodities, 7% in the Real Estate sector and 13% in other alternative strategies and cash.

MH Elite Income Fund of Funds gained 5.77%, outperforming the Barclay’s US Aggregate Bond Index’s gain of 2.65% on the strength of our asset allocation into emerging market bonds, high yield bonds, preferred stocks, dividend stocks and utilities. With a bump in interest rates, short and intermediate bond funds lagged in performance but are in line with the Barclay’s Index. To illustrate the disparity in returns, intermediate bond funds DoubleLine Total Return and TCW Total Return were up 2.2% and 1.5%, respectively, while Vanguard Utilities Index, Fidelity New Markets Income (emerging market bonds), Salient Select Income (preferred stocks) and high yield fund, Fidelity Capital & Income gained 17.5%, 14.7%, 14.1% and 10.7% respectively.

At year end we replaced Loomis Sayles Strategic Income, TCW Total Return and Thornburg Limited Term Income with Lord Abbett High Yield, Columbia Convertible Securities, Vanguard Core Bond and Nuveen NWQ Flexible Income.

 Our current target allocation is to invest 40% in traditional bonds with an emphasis on short, intermediate term and multisector bond funds. We diversify the portfolio by allocating 8% to High

Yield Bond Funds, 6% to Floating Rate/Bank Loan Funds, 8% to Emerging Market Bond Funds, 10% to World Bond Funds, 25% to Fund categories including Utilities, Preferred Stock, Convertible Stock and funds that generate income from stock dividends and 3% to cash.

The fund has succeeded in providing a stable alternative to our other three equity funds. Shareholders now have the option to reduce their risk exposure to stocks and create a more balanced investment approach, all within the MH Elite Family of Funds.

The importance of diversification and asset allocation cannot be stressed enough and is worth repeating. Investing can be very precarious and there are plenty of reasons why one should not be invested in the stock market. In the past twelve months alone we had the worst start to a year in terms of performance, a bear market in small cap stocks in February, slowing growth in China, negative interest rates, terrorist attacks around the world, the Brexit vote and Donald Trump’s surprise victory in November. Despite all the excuses to not be in the market, investors and savers who stayed invested were rewarded for their patience and their ability to tune out the noise and let the stock market do its thing, which is to grow in value over time, an investor’s best safeguard to financial success.

To our loyal shareholders, we appreciate and thank you for the trust you have placed in our management and we would like to extend a special welcome to all new shareholders.

For more information on our investing strategies and updates to fund holdings please visit our website, www.mhelite.com.

Sincerely,

Harvey Merson

President

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Underlying Fund Diversification

December 31, 2016

Investment Category of Underlying Funds

(as a % of Fund net assets)

Small Cap Value	%	Small Cap Blend	%	Small Cap Growth	%
Vanguard Small Cap Value Index Adm Class	7.8	Vanguard Tax-Managed Small Cap Adm Class	8.6	Virtus Small-Cap Sustainable Growth Class I	6.3
Nuveen Small Cap Value Class I	7.7	Fidelity Small Cap Discovery	7.8	PNC Multi Factor Small Cap Core Class I	5.4
Fidelity Small Cap Value	5.9	Westwood Small Cap Value Class I	7.5	T. Rowe Price QM US Small Cap Gr Equity	5.0
		PIMCO Small Cap StocksPLUS AR Strategy Class I	7.2	T. Rowe Price New Horizons	4.9
		Mairs & Power Small Cap	6.6	Brown Advisory Small Cap Growth Inv Class	4.6
		Tributary Small Company Class I	6.4

Short-Term Securities and Other Assets – 8.3%

Percentage of Fund net assets allocated to each investment style based on the underlying securities held by each underlying fund. These percentages were provided by the Advisor and were not examined by our auditors.

Value	Blend	Growth
26%	33%	41%

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

December 31, 2016

Comparison of Change in Value of $10,000 investment in

MH Elite Small Cap Fund of Funds vs. Russell 2000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on December 31, 2006 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 2000 Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors. The Index measures the performance of the small-cap segment of the U.S. equity universe.

Total Returns for the Periods Ended December 31, 2016
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Small Cap Fund of Funds	15.96%	11.19%	4.15%
Russell 2000 Index	21.31%	14.46%	7.07%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Schedule of Investments

December 31, 2016

Mutual Funds (91.7%)	Shares	Value

Vanguard Tax-Managed Small Cap Adm Class	9,845	$ 543,073
Fidelity Small Cap Discovery	15,506	490,606
Vanguard Small Cap Value Index Adm Class	9,436	490,391
Nuveen Small Cap Value Class I	19,181	484,316
Westwood Small Cap Value Class I	28,636	472,491
PIMCO Small Cap StockPLUS AR Strategy Class I	47,422	450,512
Mairs & Power Small Cap	17,200	418,471
Tributary Small Company Class I	14,487	400,716
Virtus Small-Cap Sustainable Growth Class I	19,599	396,889
Fidelity Small Cap Value	19,711	370,761
PNC Multi Factor Small Cap Core Class I	14,313	341,221
T. Rowe Price QM US Small Cap Gr Equity	10,993	314,401
T. Rowe Price New Horizons	7,098	307,425
Brown Advisory Small Cap Growth Inv Class	17,889	288,909

Total Mutual Funds (Cost $ 4,990,000)		5,770,182

Short-Term Securities (7.8%)

Fidelity Institutional Money Market (Cost $ 488,867)		488,867

Total Short-Term Securities		488,867

Total Investments in Securities (Cost $ 5,478,867) (99.5%)		6,259,049

Other Assets (0.5%)		31,652

Net Assets (100%)		$ 6,290,701

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statement of Assets and Liabilities

December 31, 2016

Assets

Investments in securities at value (Cost $ 5,478,867)	$ 6,259,049
Cash	31,652

Total Assets	6,290,701

Liabilities

Total Liabilities	-

Net Assets	$ 6,290,701

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 879,264)	$ 5,166,352
Accumulated realized gain on investments	344,167
Net unrealized appreciation on investments	780,182

Net Assets	$ 6,290,701

Net asset value per share	$ 7.15

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statement of Operations

For The Year Ended December 31, 2016

Investment income
Dividend income from underlying funds	$ 29,616
Interest income from underlying funds	15,367
Interest income from money market	1,257
Total investment income	46,240

Expenses
Investment advisory fees	57,613
Administrative service fees	14,403
Total expenses	72,016

Net investment loss	(25,776)

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	77,223
Net realized gain from investments	282,503
Net change in unrealized appreciation on investments	557,897
Net realized and unrealized gain on investments	917,623

Net increase in net assets resulting from operations	$ 891,847

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2016 and 2015

	2016	2015
Increase in net assets from operations
Net investment loss	$ (25,776)	$ (39,467)
Capital gain distributions from underlying funds	77,223	186,529
Net realized gain from investments	282,503	164,103
Net change in unrealized appreciation/depreciation on investments	557,897	(714,400)
Net increase/(decrease) in net assets resulting from operations	891,847	(403,235)

Distributions to shareholders from:
Net investment income	-	-
Realized gains	(335,157)	(375,259)
Total distributions	(335,157)	(375,259)

Capital share transactions (note 5)	127,838	199,139
Total increase	684,528	(579,355)

Net assets at beginning of period	5,606,173	6,185,528
Net assets at end of period	$ 6,290,701	$ 5,606,173

Undistributed net investment income included in net assets at end of period	$ -	$ -

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Underlying Fund Diversification

December 31, 2016

Investment Category of Underlying Funds

(as a % of Fund net assets)

Large Cap Value	%	Large Cap Blend	%	Large Cap Growth	%
DoubleLine Shiller Enhanced CAPE Class I	5.9	Glenmede Large Cap Core Portfolio	6.4	Shelton Nasdaq-100 Index Direct	4.6
LSV Value Equity	5.2	PIMCO RAE Fundamental Plus Class I	5.4	Parnassus Endeavor Class I	4.5
Vanguard U. S. Value Inv Class	4.9	Vanguard Tax-Managed Capital App Adm Class	5.4	T. Rowe Price Global Technology	4.5
		T. Rowe Price Dividend Growth	5.1	Loomis Sayles Growth Class Y	4.4
		Primecap Odyssey Stock	5.0
		Vanguard Consumer Staples Index Adm Class	4.6
		Lazard US Equity Concentrated Open	4.4

Mid Cap Value	%	Mid Cap Blend	%	Mid Cap Growth	%
John Hancock Disciplined Value Mid Cap Class I	5.0			Primecap Odyssey Aggressive Growth	6.3
				Akre Focus Class I	5.5
				Fidelity Select Biotechnology Portfolio	2.5

Short-Term Securities and Other Assets – 10.4%

Percentage of Fund net assets allocated to each investment style based on the underlying securities held by each underlying fund. These percentages were provided by the Advisor and were not examined by our auditors.

Value	Blend	Growth
31%	28%	41%

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

December 31, 2016

Comparison of Change in Value of $10,000 investment in

MH Elite Fund of Funds vs. Russell 1000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on December 31, 2006 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 1000 Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe.

Total Returns for the Periods Ended December 31, 2016
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Fund of Funds	6.98%	10.55%	4.04%
Russell 1000 Index	12.05%	14.69%	7.08%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Schedule of Investments

December 31, 2016

Mutual Funds (89.6%)	Shares	Value

Glenmede Large Cap Core Portfolio	29,257	$ 694,853
Primecap Odyssey Aggressive Growth	20,344	680,908
DoubleLine Shiller Enhanced CAPE Class I	46,560	639,271
Akre Focus Class I	23,725	602,623
PIMCO RAE Fundamental Plus Class I	85,315	591,230
Vanguard Tax-Managed Capital App Adm Class	5,193	592,469
LSV Value Equity	21,602	564,671
T. Rowe Price Dividend Growth	15,003	557,808
John Hancock Disciplined Value Mid Cap Class I	25,528	548,089
Primecap Odyssey Stock	21,213	549,003
Vanguard US Value Inv Class	28,952	530,400
Shelton Nasdaq-100 Index Direct	39,886	495,788
T. Rowe Price Global Technology	37,538	496,246
Vanguard Consumer Staples Index Adm Class	7,541	498,190
Parnassus Endeavor Class I	14,745	486,730
Lazard US Equity Concentrated Open	33,761	481,094
Loomis Sayles Growth Class Y	39,936	478,834
Fidelity Select Biotechnology Portfolio	1,573	273,780

Total Mutual Funds (Cost $ 9,075,000)		9,761,987

Short-Term Securities (10.0%)

Fidelity Institutional Money Market (Cost $ 1,083,536)		1,083,536

Total Short-Term Securities (Cost $ 1,083,536)		1,083,536

Total Investments in Securities (Cost $ 10,158,536) (99.6%)		10,845,523

Other Assets (0.4%)		42,277

Net Assets (100%)		$ 10,887,800

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statement of Assets and Liabilities

December 31, 2016

Assets

Investments in securities at value (Cost $ 10,158,536)	$ 10,845,523
Cash	42,277

Total Assets	10,887,800

Liabilities

Total Liabilities	-

Net Assets	$ 10,887,800

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 1,854,083)	$ 9,966,543
Accumulated realized gain on investments	234,270
Net unrealized appreciation on investments	686,987

Net Assets	$ 10,887,800

Net asset value per share	$ 5.87

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statement of Operations

For The Year Ended December 31, 2016

Investment income
Dividend income from underlying funds	$ 81,672
Interest income from money market	2,967
Total investment income	84,639

Expenses
Investment advisory fees	102,739
Administrative service fees	25,685
Total expenses	128,424

Net investment loss	(43,785)

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	151,634
Net realized gain from investments	96,189
Net change in unrealized appreciation on investments	514,181
Net realized and unrealized gain on investments	762,004

Net increase in net assets resulting from operations	$718,219

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2016 and 2015

	2016	2015
Increase in net assets from operations
Net investment loss	$ (43,785)	$ (16,974)
Capital gain distributions from underlying funds	151,634	287,116
Net realized gain from investments	96,189	634,328
Net change in unrealized appreciation /(depreciation) on investments	514,181	(1,189,282)
Net increase/(decrease) in net assets resulting from operations	718,219	(284,812)

Distributions to shareholders from:
Net investment income	-	-
Realized gains	(921,444)	(1,597,259)
Total distributions	(921,444)	(1,597,259)

Capital share transactions (note 5)	856,170	1,438,080
Total increase/(decrease)	652,945	(443,991)

Net assets at beginning of period	10,234,855	10,678,846
Net assets at end of period	$ 10,887,800	$ 10,234,855

Undistributed net investment income included in net assets at end of period	$ -	$ -

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Underlying Fund Diversification

December 31, 2016

Investment Category of Underlying Funds

(as a % of Fund net assets)

Foreign Develop Markets	%	Diversified Emerging Markets	%	Natural Resources	%
FMI International	7.0	Fidelity Total Emerging Markets	5.8	Vanguard Materials Index Adm Class	4.5
MFS International Value Class I	7.0	Matthews Emerging Asia Inv Class	5.8	Fidelity Select Chemicals Portfolio	4.1
PIMCO International StocksPLUS AR Strategy (USD-Hedged) Class I	6.9	Oppenheimer Developing Markets Class Y	4.8	AllianzGl Global Water Class I	3.0
Oakmark International Class I	6.7	Baron Emerging Markets Retail Class	4.1
Oppenheimer International Small-Mid Co. Class Y	6.4
Matthews Asia Dividend Inv Class	5.8

Global Real Estate	%	World Stock	%	Equity Energy	%
Cohen & Steers Real Estate Securities Class I	3.9	Vanguard Global Minimum Volatility Adm Class	4.9	Vanguard Energy Index Adm Class	3.2
Third Avenue Real Estate Value Class I	2.9	Alpine Global Infrastructure Class I	3.3
		Lazard Global Listed Infrastructure Class I	2.9

Short-Term Securities and Other Assets – 7.0%

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

December 31, 2016

Comparison of Change in Value of $10,000 investment in

MH Elite Select Portfolio of Funds vs. MSCI ACWI ex USA Investable Market Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on December 31, 2006 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the MSCI ACWI ex USA Investable Market Index (IMI) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The MSCI ACWI ex USA IMI is taken from published sources and was not examined by our auditors. The MSCI ACWI ex USA IMI captures large, mid and small cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 23 Emerging Markets countries.

Total Returns for the Periods Ended December 31, 2016
	Average Annual
	1 Year	5 Year	10 Year
MH Elite Select Portfolio of Funds	2.87%	3.91%	1.27%
MSCI ACWI ex USA IMI	4.91%	5.82%	1.67%

The performance data quoted represents past performance. Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments

December 31, 2016

Mutual Funds (93.0%)	Shares	Value

MFS International Value Class I	9,983	$ 364,789
FMI International	12,027	359,360
PIMCO International StockPLUS AR Strategy (USD Hedged) Class I	46,446	356,708
Oakmark International Class I	15,177	344,520
Oppenheimer International Small-Mid Co. Class Y	8,985	329,920
Fidelity Total Emerging Markets	27,907	299,721
Matthews Asia Dividend Inv Class	19,443	301,750
Matthews Emerging Asia Inv Class	22,779	300,228
Vanguard Global Minimum Volatility Adm Class	10,641	253,886
Oppenheimer Developing Markets Class Y	7,703	246,279
Vanguard Materials Index Adm Class	4,075	233,372
Baron Emerging Markets Retail Class	19,412	212,559
Fidelity Select Chemicals Portfolio	1,430	210,822
Cohen & Steers Real Estate Securities Class I	13,777	203,892
Alpine Global Infrastructure Class I	9,744	169,352
Vanguard Energy Index Adm Class	3,146	164,282
AllianzGI Global Water Class I	11,981	155,511
Lazard Global Listed Infrastructure Class I	10,578	149,894
Third Avenue Real Estate Value Class I	5,102	152,387

Total Mutual Funds (Cost $ 4,535,000)		4,809,232

Short-Term Securities (6.8%)

Fidelity Institutional Money Market (Cost $ 354,167)		354,167

Total Short-term Securities (Cost $ 354,167)		354,167

Total Investments in Securities (Cost $ 4,889,167) (99.8%)		5,163,399

Other Assets (0.2%)		7,812

Net Assets (100%)		$ 5,171,211

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statement of Assets and Liabilities

December 31, 2016

Assets

Investments in securities at value (Cost $ 4,889,167)	$ 5,163,399
Cash	7,812

Total Assets	5,171,211

Liabilities
Total Liabilities	-

Net Assets	$ 5,171,211

Analysis of Net Assets:
Capital Stock, no par (issued and outstanding – 975,132)	$ 4,749,751
Accumulated realized gain on investments	147,228
Net unrealized appreciation on investments	274,232

Net Assets	$ 5,171,211

Net asset value per share	$ 5.30

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statement of Operations

For The Year Ended December 31, 2016

Investment income
Dividend income from underlying funds	$ 57,227
Interest income from money market	1,757
Total investment income	58,984

Expenses
Investment advisory fees	51,279
Administrative service fees	12,820
Total expenses	64,099

Net investment loss	(5,115)

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	14,608
Net realized gain from investments	144,917
Net change in unrealized depreciation on investments	(7,443)
Net realized and unrealized gain on investments	152,082

Net increase in net assets resulting from operations	$ 146,967

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2016 and 2015

	2016	2015
Increase in net assets from operations
Net investment income/(loss)	$ (5,115)	$ 16,231
Capital gain distributions from underlying funds	14,608	75,155
Net realized gain/(loss) from investments	144,917	(87,452)
Net change in unrealized depreciation on investments	(7,443)	(272,590)
Net increase/(decrease) in net assets resulting from operations	146,967	(268,656)

Distributions to shareholders from:
Net investment income	(16,231)	(143,099)
Realized gains	-	-
Total distributions	(16,231)	(143,099)

Capital share transactions (note 5)	25,552	(12,701)
Total increase/(decrease)	156,288	(424,456)

Net assets at beginning of period	5,014,923	5,439,379
Net assets at end of period	$ 5,171,211	$ 5,014,923

Undistributed net investment income included in net assets at end of period	$ -	$ 16,231

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Underlying Fund Diversification

December 31, 2016

Investment Category of Underlying Funds

(as a % of Fund net assets)

Short Term Bond	%	Intermediate Term Bond	%	Multisector Bond	%
Frost Total Return Bond Inv Class	4.9	Payden Corporate Bond	5.3	PIMCO Income Class I	5.4
Virtus Multi-Sector Short Term Bond Class I	4.7	PIMCO Investment Grade Corp Bond Class I	3.9
		DoubleLine Total Return Bond Class I	3.3
		Western Asset Core Plus Bond Class Fl	3.2
		Vanguard Core Bond Adm Class	3.2

Emerging Markets Bond	%	World Bond	%	High Yield Bond	%
Fidelity New Markets Income	4.4	Vanguard Total Intl Bond Index Adm Class	4.9	Lord Abbett High Yield Class R6	4.3
Goldman Sachs Emerging Markets Debt Class IR	3.3	PIMCO Foreign Bond (USD - Hedged) Class I	4.8	Fidelity Capital & Income	3.4

Bank Loan	%	Preferred Stock	%	Utilities	%
Credit Suisse Floating Rate High Income Class I	3.1	Cohen & Steers Preferred Sec & Inc Class I	4.2	Vanguard Utility Index Adm Class	4.3
Nuveen Symphony Floating Rate Income Class I	3.1	Salient Select Income Class I	4.2

Income from Stock Dividends	%	Asset Allocation	%	Convertible Securities	%
Vanguard High Dividend Yield Index Inv Class	4.4	Nuveen NWQ Flexible Income Class I	4.3	Columbia Convertible Securities Class Y	4.2

Short-Term Securities and Other Assets – 9.2%

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

December 31, 2016

Comparison of Change in Value of $10,000 investment in

MH Elite Income Fund of Funds vs. Barclays Capital Aggregate Bond Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on August 15, 2011, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Barclays Capital Aggregate Bond Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors.  The Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Total Returns for the Periods Ended December 31, 2016
	Average Annual
	1 Year	5 Year	Since inception (8/15/2011)
MH Elite Income Fund of Funds	5.77%	2.34%	2.44%
Barclays Capital Aggregate Bond Index	2.65%	2.24%	2.70%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Schedule of Investments

December 31, 2016

Mutual Funds (90.8%)	Shares	Value

PIMCO Income Class I	20,960	$ 252,772
Payden Corporate Bond	22,719	246,727
Frost Total Return Bond Inv Class	22,487	232,737
Vanguard Total Intl Bond Index Adm Class	10,629	230,340
PIMCO Foreign Bond (USD Hedged) Class I	21,778	227,795
Virtus Multi-Sector Short Term Bond Class I	46,375	219,353
Fidelity New Markets Income	13,172	205,479
Vanguard High Dividend Yield Index Inv Class	6,890	206,497
Lord Abbett High Yield Class R6	26,490	200,000
Nuveen NWQ Flexible Income Class I	9,376	200,094
Vanguard Utilities Index Adm Class	3,778	202,695
Cohen & Steers Preferred Sec & Inc Class I	14,659	197,011
Columbia Convertible Securities Class Y	11,025	199,228
Salient Select Income Class I	8,346	198,804
PIMCO Investment Grade Corporate Bond Class I	17,838	182,127
Fidelity Capital and Income	16,376	159,007
Doubleline Total Return Bond Fund Class I	14,453	153,495
Goldman Sachs Emerging Market Debt Class IR	12,669	157,095
Vanguard Core Bond Adm Class	7,657	150,230
Western Asset Core Plus Bond Class FI	13,146	150,131
Credit Suisse Floating Rate High Income Class I	21,412	146,026
Nuveen Symphony Floating Rate Income Class I	7,214	143,339

Total Mutual Funds (Cost $ 4,220,000)		4,260,982

Short-Term Securities (8.5%)

Fidelity Institutional Money Market (Cost $ 396,573)		396,573

Total Short-term Securities (Cost $ 396,573)		396,573

Total Investments in Securities (Cost $ 4,616,573) (99.3%)		4,657,555

Other Assets (0.7%)		34,555

Net Assets (100%)		$ 4,692,110

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statement of Assets and Liabilities

December 31, 2016

Assets

Investments in securities at value (Cost $ 4,616,573)	$ 4,657,555
Cash	34,555

Total Assets	4,692,110

Liabilities

Total Liabilities	-

Net Assets	$ 4,692,110

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 929,882)	$ 4,756,624
Undistributed net investment income	81,904
Accumulated realized loss on investments	(187,400)
Net unrealized appreciation on investments	40,982

Net Assets	$ 4,692,110

Net asset value per share	$ 5.05

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statements of Operations

For The Year Ended December 31, 2016

Investment income
Dividend income from underlying funds	$ 45,758
Interest Income from underlying funds	87,417
Interest income from money market	1,948
Total investment income	135,123

Expenses
Investment advisory fees	42,575
Administrative service fees	10,644
Total expenses	53,219

Net investment income	81,904

Realized and unrealized gain (loss) on investments
Capital gain distributions from underlying funds	13,320
Net realized loss from investments	(3,146)
Net change in unrealized appreciation on investments	132,603
Net realized and unrealized gain on investments	142,777

Net increase in net assets resulting from operations	$ 224,681

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2016 and 2015

	2016	2015
Increase in net assets from operations
Net investment income	$ 81,904	$ 100,696
Capital gain distributions from underlying funds	13,320	22,514
Net realized loss from investments	(3,146)	(196,028)
Net change in unrealized appreciation/(depreciation) on investments	132,603	(23,188)
Net increase increase/(decrease) in net assets resulting from operations	224,681	(96,006)

Distributions to shareholders from:
Net investment income	(100,696)	(104,900)
Realized gains	-	-
Total distributions	(100,696)	(104,900)

Capital share transactions (note 5)	629,098	299,349
Total increase	753,083	98,443

Net assets at beginning of period	3,939,027	3,840,584
Net assets at end of period	$ 4,692,110	$ 3,939,027

Undistributed net investment income included in net assets at end of period	$ 81,904	$ 100,696

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment loss has been determined on the average number of shares outstanding during the period.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment loss and expense ratios do not reflect the Small Cap Fund of Funds’ proportionate share of income and expense of the underlying funds.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

a)

Per share net investment income/(loss) has been determined on the average number of shares outstanding during the period.

b)

Total return assumes reinvestment of dividends.

c)

Net investment income/(loss) and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment income/(loss) has been determined on the average number of shares outstanding during the period.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment loss and expense ratios do not reflect the Select Fund of Funds’ proportionate share of income and expense of the underlying funds.

(d)

Effective May 1, 2014 the management fee for Select Portfolio of Funds was reduced from 1.75% to 1.00%.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment income has been determined on the average number of shares outstanding during the period.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment income and expense ratios do not reflect the Income Fund of Funds’ proportionate share of income and expense of the underlying funds.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements

December 31, 2016

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Portfolio of Funds Trust is an open-end diversified management investment company under the Investment Company Act of 1940 and the Securities and Exchange Act of 1933.  MH Elite Portfolio of Funds, Inc. was originally organized as a corporation in New Jersey on October 20, 1997. On January 1, 2014, MH Elite Portfolio of Funds, Inc. merged into a new Delaware statutory trust called the MH Elite Portfolio of Funds Trust, pursuant to Board and shareholder approval. MH Elite Portfolio of Funds Trust continues the operations of its predecessor New Jersey corporation. MH Elite Portfolio of Funds Trust offers four funds to investors; MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds (collectively, “the Funds”).  The sale to its initial investor in MH Elite Small Cap Fund of Funds occurred on February 17, 1998, the sale to its initial investor in MH Elite Fund of Funds occurred on January 13, 2004, the sale to its initial investor in MH Elite Select Portfolio of Funds occurred on April 6, 2006 and the sale to its initial investor in MH Elite Income Fund of Funds occurred on August 15, 2011.

The primary objective of the Small Cap Fund of Funds, Fund of Funds and Select Portfolio of Funds is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies that will invest in equity securities.

The primary objective of the Income Fund of Funds is income, with the potential for capital appreciation as a secondary objective by investing in regulated investment companies.

MH Elite Portfolio of Funds Trust follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

The following is a summary of the Funds’ significant accounting policies:

Security Valuation -  All investments in securities are recorded at their estimated fair value, as described in note 6.

Underlying Fund Valuation – Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income.  United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

Federal Income Taxes – The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. The company also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually.  Capital gains, if any, are distributed to shareholders at least annually.  Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles.  These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2016

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investment Income – Dividend income is recorded on the ex-dividend date.  Interest income is recognized on an accrual basis when earned.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles (‘GAAP’) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Subsequent Events – Management of the Funds’ has evaluated the impact of all subsequent events through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring disclosure in these financial statements.

Realized Gain and Loss – Security transactions are recorded on a trade date basis.  Realized gain and loss on investments sold are recorded on the basis of identified or average cost.

Reclassifications: Certain Funds recorded a permanent book tax difference in its capital account of reclassifying net investment loss to paid-in-capital at December 31, 2016. This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders. At December 31, 2016 the net investment losses for the following Funds are:

Small Cap Fund - $10,246   Fund of Funds - $30,232   Select Portfolio – $5,115

2.

INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the “Adviser”) furnishes the Funds with investment advice and, in general, supervises the management and investment program of the Funds.  Harvey Merson and Jeff Holcombe each own 50 percent of the Adviser.  Under the Investment Advisory Agreement, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, of a percentage of each of the Funds average daily net assets.

The expenses and fees that a shareholder of the Funds will incur are based on the Fund’s average daily net assets and are as follows:

	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Advisory Fees	1.00%	1.00%	1.00%	1.00%
Distribution (and/or Service) (12b-1) Fees	None	None	None	None
Administrative Service Fees	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.25%	1.25%	1.25%	1.25%

Other expenses of .25% will be paid to MH Investment Management Inc. as per the administrative services agreement.  Under the agreement, MH Investment Management Inc. has agreed to pay the expenses incurred for the conduct of business by the Funds.  The expenses incurred by the Funds that exceed the total annual fund operating expenses will be paid by the Adviser.  The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.08% to 1.50% of average net assets.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2016

2.     INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

        (continued)

For the period ended December 31, 2016 the advisory fees for each Fund were:

MH Elite Small Cap Fund of Funds	$57,613
MH Elite Fund of Funds	$102,739
MH Elite Select Portfolio of Funds	$51,279
MH Elite Income Fund of Funds	$42,575

For the period ended December 31, 2016 administrative service fees for each Fund were:

MH Elite Small Cap Fund of Funds	$14,403
MH Elite Fund of Funds	$25,685
MH Elite Select Portfolio of Funds	$12,820
MH Elite Income Fund of Funds	$10,644

3.

PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the year ended December 31, 2016 aggregated for each Fund were:

	Purchases	Sales
MH Elite Small Cap Fund of Funds	$ 2,435,000	$ 2,846,753
MH Elite Fund of Funds	$ 3,975,000	$ 4,209,549
MH Elite Select Portfolio of Funds	$ 1,620,000	$ 1,577,777
MH Elite Income Fund of Funds	$ 1,290,000	$ 546,854

For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes.  At December 31, 2016, on a tax basis, gross unrealized appreciation and depreciation on investments for each Fund were:

	Appreciation	Depreciation	Net Unrealized Appreciation/(Depreciation)
MH Elite Small Cap Fund of Funds	$ 791,273	$ (11,091)	$780,182
MH Elite Fund of Funds	$ 829,644	$ (142,657)	$686,987
MH Elite Select Portfolio of Funds	$ 308,611	$ (34,379)	$274,232
MH Elite Income Fund of Funds	$ 113,841	$ (72,859)	$40,982

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2016

4.

INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of December 31, 2016, the components of distributable earnings on a tax basis for each Fund were as follows:

Distributable Earnings	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Undistributed ordinary income	$-	$-	$-	$81,904
Undistributed long-term capital gain	$344,167	$234,270	$147,229	$-
Accumulated realized losses	$-	$-	$-	$187,400
Unrealized appreciation	$780,182	$686,987	$274,232	$40,982

At December 31, 2016, certain Funds had undistributed earnings and as a result the Funds’ management declared distributions to the shareholders of record on January 10, 2017 with an ex and pay date of January 11, 2017.  The components and amounts of the distributions are listed below:

Distribution	MH Elite Small Cap Fund of Funds		MH Elite Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income	$-	$-	$-	$-
Short Term Capital Gain	$-	$-	$-	$-
Long Term Capital Gain	$344,167	$0.392611	$234,270	$0.126820

Distribution	MH Elite Select Portfolio of Funds		MH Elite Income Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income	$-	$-	$81,904	$0.088361
Short Term Capital Gain	$-	$-	$-	$-
Long Term Capital Gain	$147,229	$0.151012	$-	$-

For Federal income tax purposes, capital loss carry forwards represent realized losses of the Funds that may be carried forward indefinitely and applied against future gains. As of December 31, 2016, the Funds capital loss carry forwards are listed below.

Expiring on:	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Indefinitely:
Short term	$-	$-	$-	$ 21,321
Long term	$-	$-	$-	$ 166,079
Total	$-	$-	$-	$ 187,400

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2016

4.      INCOME TAXES (Continued)

The Funds’ recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2013—2015) or expected to be taken in the Funds’ 2016  tax returns. The Funds’ identify their major tax jurisdictions as U.S. federal where the Funds’ make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2016

5.

CAPITAL SHARE TRANSACTIONS

As of December 31, 2016, 1,000,000,000 shares of no par value capital stock were authorized for all portfolios.  Transactions in capital stock for each Fund are as follows:

MH Elite Small Cap Fund of Funds
	For the year ended December 31, 2016		For the year ended December 31, 2015
	Shares	Amount	Shares	Amount
Shares Sold	45,643	$ 286,340	36,096	$ 251,233
Shares issued in reinvestment of distributions	58,492	335,157	54,044	373,987
	104,135	621,497	90,140	625,220
Shares redeemed	(75,486)	(493,659)	(61,155)	(426,081)
Net Increase/(Decrease)	28,649	$ 127,838	28,985	$ 199,139

MH Elite Fund of Funds
	For the year ended December 31, 2016		For the year ended December 31, 2015
	Shares	Amount	Shares	Amount
Shares Sold	131,455	$ 724,451	89,100	$ 548,815
Shares issued in reinvestment of distributions	178,921	921,444	259,717	1,597,259
	310,376	1,645,895	348,817	2,146,074
Shares redeemed	(142,886)	(789,725)	(112,680)	(707,994)
Net Increase	167,490	$ 856,170	236,137	$1,438,080

	MH Elite Select Portfolio of Funds
	For the year ended December 31, 2016		For the year ended December 31, 2015
	Shares	Amount	Shares	Amount
Shares Sold	66,431	$ 345,768	45,881	$ 254,747
Shares issued in reinvestment of distributions	3,333	16,231	26,412	142,624
	69,764	361,999	72,293	397,371
Shares redeemed	(63,771)	(336,447)	(75,579)	(410,072)
Net Increase/(decrease)	5,993	$ 25,552	(3,286)	$ (12,701)

	MH Elite Income Fund of Funds
	For the year ended December 31, 2016		For the year ended December 31, 2015
	Shares	Amount	Shares	Amount
Shares Sold	141,608	$ 708,560	136,996	$ 688,355
Shares issued in reinvestment of distributions	21,154	100,696	20,897	104,900
	162,762	809,256	157,893	793.255
Shares redeemed	(36,931)	(180,158)	(98,185)	(493,906)
Net Increase	125,831	$ 629,098	59,708	$ 299,349

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2016

6.

SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted methods for valuing securities including in circumstances in which market quotes are not readily available, and has delegated authority to the Funds’ investment adviser to apply those methods in making fair value determinations, subject to board oversight. All of the Funds’ securities are regularly traded and do not require fair value measurement by a valuation committee.  The Funds’ board and audit committee review the Funds’ investment portfolios quarterly.

Hierarchy of Fair Value Inputs

The Funds utilize published securities closing price to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

    Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

    Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

    Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to each Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Mutual Funds. Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the closing price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Money Market funds are valued using amortized cost, which approximates fair value and also categorized in level 1 of the fair value hierarchy.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2016

6.

SECURITIES VALUATIONS (Continued)

The following is a summary of the inputs used to value each Fund’s net assets as of December 31, 2016:

The Funds’ investment category is mutual funds:

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1	$ 6,259,049	$ 10,845,523	$ 5,163,399	$ 4,657,555
Level 2	-	-	-	-
Level 3	-	-	-	-
Total	$ 6,259,049	$ 10,845,523	$ 5,163,399	$ 4,657,555

The Funds did not hold any Level 3 investments during the year ended December 31, 2016.  The Funds did not hold any derivative instruments at any time during the year ended December 31, 2016. There were no significant transfers into or out of Level 1 or Level 2 during the period.  It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

7.     INDEMNIFICATIONS

In the normal course of business, the Funds’ enter into contracts that contain general indemnifications to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds’ that have not yet occurred. The Funds’ expect the risk of loss to be remote.

8.     NEW ACCOUNTING PRONOUNCEMENT

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements.  Compliance with the guidance is required for financial statements filed with the SEC on or after August 1, 2017.  Management is currently evaluating the impact the amendments will have on the Funds’ financial statements and related disclosures.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

   of MH Elite Portfolio of Funds Trust.

We have audited the accompanying statement of assets and liabilities of MH Elite Small Cap Fund of Funds (“Small Cap”), MH Elite Fund of Funds (“Fund of Funds”), MH Elite Select Portfolio of Funds (“Select”) and MH Elite Income Fund of Funds (“Income”), (each a series of MH Elite Portfolio of Funds Trust), (collectively the “Funds”), including the schedules of investments in securities, as of December 31, 2016, and the related statements of operations   for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal controls over financial reporting. Our audits included consideration of internal controls over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting MH Elite Portfolio of Funds Trust as of December 31, 2016, the results of their operations for the year then ended, the changes in theirnet assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Abington, PA

February 24, 2017

MH Elite Portfolio of Funds Trust

ADDITIONAL INFORMATION

Unaudited

December 31, 2016

PROXY VOTING GUIDELINES

MH Elite Portfolio of Funds Trust has adopted the policy of always voting in line with management recommendations.  If, at any time, we feel the fund management of an underlying fund within one of our portfolios is not working in the best interests of our shareholders we will liquidate our position in that fund.  It is not our intent to change or alter the management or policies of the underlying funds.  The most effective way to voice our concerns or displeasure with the management of a fund company is to simply not invest in their fund(s).  We will only invest in fund companies that we feel will help us to meet our investment objectives and, in turn, serve the needs of our shareholders.

SCHEDULE OF INVESTMENTS (FORM N-Q)

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004.  For the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds this would be for the fiscal quarters ending March 31 and September 30.  The Form N-Q filing must be made within 60 days of the end of the quarter.  The MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds, and MH Elite Income Fund of Funds Forms N-Q will be available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-318-7969.

MH Elite Portfolio of Funds Trust

ADDITIONAL INFORMATION

Unaudited

December 31, 2016

EXPENSE EXAMPLE

As a shareholder of the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and/or MH Income Fund of Funds you incur two types of costs: (1) management fees and (2) other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2016 through December 31, 2016.

ACTUAL EXPENSES

The first four lines of the table below provide information about actual account values and actual expenses.  You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first, second, third and/or fourth line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The fifth line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in these Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the fifth line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During the Period July 1, 2016 to December 31, 2016 (a)
Actual – MH Elite Small Cap Fund of Funds	$1,000	$ 1,135	$6.71	(b)
Actual – MH Elite Fund of Funds	$1,000	$ 1,075	$6.52	(b)
Actual – MH Elite Select Portfolio of Funds	$1,000	$ 1,019	$6.34	(b)
Actual – MH Elite Income Fund of Funds	$1,000	$ 1,006	$6.30	(b)
Hypothetical with expense ratio of 1.25% (5% return before expenses)	$1,000	$1,019	$6.34

(a)

The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.08% to 1.50% of average net assets.

(b)

Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184 / 366 (to reflect the one-half year period).

BOARD OF TRUSTEES INFORMATION

MH Elite Portfolio of Funds Trust

December 31, 2016

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Trustees.  Information pertaining to the Trustees of the Funds is set forth below.  The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, by calling 1-800-318-7969.   Each Trustee may be contacted by writing to the Trustee c/o MH Elite Portfolio of Funds Trust, 43 Highlander Drive, Scotch Plains, NJ 07076.

All disinterested and interested Trustees serve on the Board of Trustees of each Fund.

Name,Address, and Age	Trustee Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
DISINTERESTED TRUSTEES
Tom Bontempo 114 Shady Lane Randolph, NJ 07869 52	Independent Trustee	One Year, Since 7-1-2016	JD Power and Associates Vice President Service Industry Sales, previously, Alliance and Partnership Solutions, Senior Vice President	4	None
Howard Samms 4 Surrey Lane Lambertville, NJ 08530 71	Independent Trustee, Chairman of the Board	One Year, Since 7-31-1998 Since 1-1-2005	Retired	4	None
Tice Walker 52 Oak Avenue Metuchen, NJ 08840 48	Independent Trustee	One Year, Since 9-1-2003	Holborn Corporation Senior Vice President; previously, American International Group, Inc. Head Information Analytics Actuary	4	None
INTERESTED TRUSTEES
Jeff Holcombe (a) 8 Guildford Court Annandale, NJ 08801 61	Interested Trustee, Vice-President	One Year, Since 7-31-1998	MH Investment Management, Inc., Vice President and Software Engineering Manager	N/A	None
Vincent Rettino (b) 625 Downer Street Westfield, NJ 07090 41	Interested Trustee	One Year, Since 10-31-2008	Union NJ School District Vice Principal MH Investment Management Research Assistant	4	None

(a)

Mr. Holcombe is an "interested person" (as defined in the Investment Company Act of 1940) by virtue of his position as co-owner of the Fund's Investment Adviser.

(b)

Mr. Rettino is an "interested person" (as defined in the Investment Company Act of 1940) by performing research and analysis for the Fund’s Investment Adviser.

BOARD OF TRUSTEES INFORMATION

MH Elite Portfolio of Funds Trust

December 31, 2016

Name,Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
OFFICERS
Harvey Merson 43 Highlander Drive Scotch Plains, NJ 07076 65	President and Chief Compliance Officer	Since 7-31-1998	Portfolio Manager and Registered Investment Adviser	N/A	None
Jeff Holcombe 8 Guildford Court Annandale, NJ 08801 61	Vice President, Chief Information Officer and Trustee	Since 7-31-1998	MH Investment Management, Inc., Vice President and Software Engineering Manager	4	None

Trustee Compensation

Each trustee, if any, who is not an “interested trustee” as defined in the Investment Company Act of 1940 is paid $500 annually for each fund he/she oversees by the Adviser.  The Chairman of the Board of Trustees is paid an additional $125 annually per Fund.  The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees or directors of other mutual fund complexes.  Neither the interested Trustees nor any officer of the Funds receives any compensation from the Funds.

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MH Elite Portfolio of Funds Trust

43 Highlander Drive

Scotch Plains, NJ 07076

1-800-318-7969

www.mhelite.com

Annual Report

to

Shareholders

December 31, 2016

This report is submitted for the general information of the shareholders of the Funds.  It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experience of its management, marketability of shares, and other information.

Investment Adviser

MH Investment Management, Inc.

43 Highlander Drive

Scotch Plains, NJ 07076

Item 2. Code of Ethics

   As of the end of the period covered by this report on Form N-CSR, the Registrant has adopted a Code of Ethics (as defined in Item 2(b) of Form N-CSR) that applies to the Registrant's principal executive officer and principal financial officer.  A copy of the Code of Ethics may be obtained without charge, by writing to MH Elite Portfolio of Funds Trust, 43 Highlander Drive, Scotch Plains, NJ 07076

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees confirms that the Registrant has in position, an Audit Committee Financial Expert, serving on its audit committee.  Howard Samms has been a Registrant Director since 1997 and Chairman of the Board for the last 12 years.  Retired from Johnson & Johnson in 2005, Howard held the position of Executive Director - Finance for the last 10 of a 30 year career.  Major responsibilities included operational audits of customers' contract compliance and performance  Howard has been determined to be an audit committee financial expert and is "independent" within the meaning of item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services

The following table sets forth information as to the fees billed to the Registrant for each of the last two fiscal years for audit, audit related, tax and other services and products.

	Fiscal Year Ended December 31,
Fees	2016	2015
Audit Fees	$24,000	$24,000
Audit-Related	0	0
Tax Fees	4,000	4,000
All Other Fees	0	0
Total	$28,000	$28,000

Item 5.  Audit Committee of Listed Registrants

Not applicable to this Registrant because it is not a 'listed issuer' within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.  (RESERVED)

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8.  (RESERVED)

Item 9. Controls and Procedures

(a) DISCOSURE CONTROLS AND PROCEDURES.  Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant's management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the time periods specified in the SEC's rules and forms.

(b) CHANGE IN INTERNAL CONTROLS.  There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10.   Exhibits

The following exhibits are attached to this Form N-CSR:

     Exhibit 10(a)Code of Ethics policy for Registrant (refer to Item 2)

     Exhibit 10(b)(1)  Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(b)(2) Certification of Principle Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(c) Certification of Chief Executive Office and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

MH Elite Portfolio of Funds

By /s/Harvey Merson

     Harvey Merson

     President (Principal Executive Officer)

Date: February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jeff Holcombe

      Jeff Holcombe

      Vice President (Principal Financial Officer)

Date: February 27, 2017